Settlements Payable (Details) - USD ($)	1 Months Ended			3 Months Ended	11 Months Ended	12 Months Ended
	Dec. 20, 2018	Nov. 27, 2018	Jul. 20, 2018	Dec. 31, 2020	Dec. 15, 2019	Sep. 30, 2020	Sep. 30, 2018	Jan. 27, 2020	Sep. 30, 2019
Settlements Payable (Textual)
Settlement agreement amount relating to past due charges			$ 127,056
Initial payment amount			12,706
Monthly payments amount			$ 6,500
Final payment on January 27, 2020								$ 3,850
Due amount				$ 42,850		$ 42,850
Payments to plaintiff	$ 200,000	$ 600,000			$ 33,333
Accrued expense							$ 500,000
Accrued expensed							$ 600,000
Employer payroll taxes taxes						0			$ 131,724
Total settlement payable				$ 42,850		42,850			174,574
American Express [Member]
Settlements Payable (Textual)
Charges amount						$ 42,850
Chief Strategy Officer [Member]
Settlements Payable (Textual)
Employer payroll taxes taxes									131,724
Charges amount									$ 174,574